February 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, Inc.

(File Nos. 333-05173; 811-7651)

Ladies and Gentlemen:

On behalf of ING Variable Portfolios, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 1, 2012, to the Prospectus dated April 29, 2011, for ING U.S. Bond Index Portfolio (the “Portfolio”). The purpose of the filing is to submit the 497(e) filing dated February 1, 2012 in XBRL for the Portfolio.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2650.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com